Note 1 - Basis of Presentation and General Information (Detail) - Summary of Revenue Percentage by Major Charterer	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Charterer		11.00%
Charterer B [Member]
Charterer			19.00%
Charterer C [Member]
Charterer	51.00%	20.00%	17.00%
Charterer D [Member]
Charterer		12.00%	16.00%
Charterer E [Member]
Charterer		12.00%
Charterer F [Member]
Charterer		13.00%
Charterer G [Member]
Charterer	21.00%
Charterer H [Member]
Charterer	17.00%